Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Renaissance Large Cap Growth Fund

AMG Renaissance International Equity Fund

Supplement dated February 27, 2017 to the

Prospectus, dated May 1, 2016, as supplemented July 28, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund, each a series of AMG Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

The sections under “Summary of the Funds - AMG Renaissance Large Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.57%	0.57%	0.42%
Total Annual Fund Operating Expenses	1.37%	1.12%	0.97%
Fee Waiver and Expense Reimbursements[2]	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.06%	0.81%	0.66%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.66% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those

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periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$108	$403	$720	$1,619
Class I	$83	$325	$587	$1,335
Class Z	$67	$278	$506	$1,161

The sections under “Summary of the Funds - AMG Renaissance International Equity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	3.68%	3.61%	3.53%
Total Annual Fund Operating Expenses	4.33%	4.01%	3.93%
Fee Waiver and Expense Reimbursements[2]	(3.08)%	(3.08)%	(3.08)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.25%	0.93%	0.85%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, shareholder servicing fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.85% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$128	$1,033	$1,950	$4,298
Class I	$95	$938	$1,798	$4,022
Class Z	$87	$914	$1,759	$3,953

The first paragraph of the sub-section “AMG Renaissance Large Cap Growth Fund - Additional Information About the Fund’s Expenses and Performance” and “AMG Renaissance International Equity Fund - Additional Information About the Fund’s Expenses and Performance” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

The sub-section “Choosing a Share Class – Class N Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS N SHARES

Class N shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class N’s NAV. Shareholders may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Class N shares pay distribution (12b-1) fees of 0.25%. See below for more information on 12b-1 fees.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Yacktman Focused Fund

Supplement dated February 27, 2017 to the

Prospectus, dated May 1, 2016, as supplemented July 28, 2016, September 2, 2016, September 30, 2016 and

October 27, 2016, and Statement of Additional Information, dated May 1, 2016, as supplemented July 28, 2016,

September 2, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund, a series of AMG Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, Class N shares of the Fund are hereby terminated, and all references to Class N shares of the Fund in the Prospectus and SAI are hereby removed. Also effective immediately, Class S shares of the Fund are hereby renamed Class N shares, and all references to Class S shares of the Fund in the Prospectus and SAI are hereby superseded with references to Class N shares.

Also effective immediately, the Prospectus is hereby revised as follows:

The second paragraph of the section under “Summary of the Funds – AMG Yacktman Focused Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class N shares (formerly Class S shares, which were renamed Class N shares on February 27, 2017 (formerly Service Class shares, which were renamed Class S shares on October 1, 2016)) includes historical performance of the Fund for periods prior to June 29, 2012, which was the date the Fund was reorganized from The Yacktman Focused Fund, a series of The Yacktman Funds, Inc. (the “Predecessor Yacktman Focused Fund”), to the Fund. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Small Cap Core Fund

AMG GW&K Small/Mid Cap Fund

AMG GW&K Municipal Enhanced Yield Fund

AMG GW&K Municipal Bond Fund

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

AMG Managers Skyline Special Equities Fund

Supplement dated February 27, 2017 to the

Statement of Additional Information, dated May 1, 2016, as supplemented July 28, 2016, August 26, 2016,

September 30, 2016 and December 29, 2016

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund (formerly AMG GW&K Small Cap Growth Fund), AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund and AMG Managers Skyline Special Equities Fund, each a series of AMG Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statement of Additional Information (the “Existing SAI”), dated and supplemented as noted above.

EFFECTIVE FEBRUARY 27, 2017, SHARES OF THE FUNDS ARE NO LONGER OFFERED UNDER THE EXISTING SAI.

SHARES OF AMG GW&K SMALL CAP CORE FUND, AMG GW&K SMALL/MID CAP FUND, AMG GW&K MUNICIPAL ENHANCED YIELD FUND AND AMG GW&K MUNICIPAL BOND FUND WILL BE OFFERED UNDER A NEW SEPARATE STATEMENT OF ADDITIONAL INFORMATION (THE “NEW GW&K STATEMENT OF ADDITIONAL INFORMATION”), DATED FEBRUARY 27, 2017.

SHARES OF AMG TIMESSQUARE SMALL CAP GROWTH FUND, AMG TIMESSQUARE MID CAP GROWTH FUND, AMG TIMESSQUARE INTERNATIONAL SMALL CAP FUND AND AMG MANAGERS SKYLINE SPECIAL EQUITIES FUND WILL BE OFFERED UNDER A NEW SEPARATE STATEMENT OF ADDITIONAL INFORMATION (THE “NEW TIMESSQUARE/SKYLINE STATEMENT OF ADDITIONAL INFORMATION”), DATED FEBRUARY 27, 2017.

The New GW&K Statement of Additional Information and New TimesSquare/Skyline Statement of Additional Information contain important information about the Funds, including share class changes to the Funds that were previously approved by the Board of Trustees of the Trust. All interested persons and prospective shareholders may visit https://investor.amgfunds.com/prospectus_annual_reports or call AMG Funds LLC, the investment manager of the Funds, toll-free at 800.835.3879 to obtain copies of the New GW&K Statement of Additional Information and New TimesSquare/Skyline Statement of Additional Information.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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